Share-Based Payments - Summary of Valuations of Options Approved and Granted (Details) - $ / shares			12 Months Ended
		Mar. 18, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Expected Volatility		66.88%
Dividend Yield		0.00%
Risk Free Interest Rate		1.24%
Series 72
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]		05-May-21
Exercise Price			$ 2.28
Share price at acceptance date			$ 1.94
Expected Volatility			66.62%
Expected life after factoring	[2]		6 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			0.69%
Series 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]		10-Nov-21
Exercise Price			$ 1.95
Share price at acceptance date			$ 1.69
Expected Volatility			65.85%
Expected life after factoring	[2]		6 years 2 months 12 days
Dividend Yield			0.00%
Risk Free Interest Rate			1.31%
Series 74a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]		30-Jun-22
Exercise Price			$ 1.77
Share price at acceptance date			$ 0.65
Expected Volatility			65.55%
Expected life after factoring	[2]		5 years 7 months 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.36%
Series 74b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]		30-Jun-22
Exercise Price			$ 1.77
Share price at acceptance date			$ 0.65
Expected Volatility			65.55%
Expected life after factoring	[2]		5 years 7 months 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.36%
Series 74c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]		15-Feb-22
Exercise Price			$ 1.77
Share price at acceptance date			$ 1.16
Expected Volatility			65.89%
Expected life after factoring	[2]		5 years 10 months 24 days
Dividend Yield			0.00%
Risk Free Interest Rate			1.91%
Series 75
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]		17-Mar-22
Exercise Price			$ 1.42
Share price at acceptance date			$ 1.21
Expected Volatility			65.98%
Expected life after factoring	[2]		6 years 1 month 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			2.18%
Series 61
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			28-Jul-20
Exercise Price				$ 2.51
Share price at acceptance date				$ 3.60
Expected Volatility				60.95%
Expected life after factoring	[2]			6 years 1 month 6 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.44%
Series 63
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			08-Apr-21
Exercise Price				$ 4.02
Share price at acceptance date				$ 2.21
Expected Volatility				66.74%
Expected life after factoring	[2]			5 years 6 months
Dividend Yield				0.00%
Risk Free Interest Rate				0.65%
Series 63a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			05-Jul-21
Exercise Price				$ 3.65
Share price at acceptance date				$ 2.03
Expected Volatility				66.45%
Expected life after factoring	[2]			5 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.72%
Series 64
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			28-Jul-20
Exercise Price				$ 3.75
Share price at acceptance date				$ 3.60
Expected Volatility				60.95%
Expected life after factoring	[2]			6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.44%
Series 64a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			05-Jul-21
Exercise Price				$ 3.41
Share price at acceptance date				$ 2.03
Expected Volatility				66.45%
Expected life after factoring	[2]			5 years 6 months
Dividend Yield				0.00%
Risk Free Interest Rate				0.72%
Series 64b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			30-Jun-21
Exercise Price				$ 3.41
Share price at acceptance date				$ 2.09
Expected Volatility				66.48%
Expected life after factoring	[2]			5 years 6 months
Dividend Yield				0.00%
Risk Free Interest Rate				0.77%
Series 64c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			25-Nov-20
Exercise Price				$ 3.41
Share price at acceptance date				$ 4.12
Expected Volatility				65.36%
Expected life after factoring	[2]			6 years
Dividend Yield				0.00%
Risk Free Interest Rate				0.30%
Series 64d
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			30-Jun-22
Exercise Price				$ 3.41
Share price at acceptance date				$ 0.65
Expected Volatility				65.55%
Expected life after factoring	[2]			4 years 7 months 6 days
Dividend Yield				0.00%
Risk Free Interest Rate				3.36%
Series 64e
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			05-Jul-21
Exercise Price				$ 3.41
Share price at acceptance date				$ 2.03
Expected Volatility				66.45%
Expected life after factoring	[2]			5 years 6 months
Dividend Yield				0.00%
Risk Free Interest Rate				0.72%
Series 65
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			25-Sep-20
Exercise Price				$ 5.76
Share price at acceptance date				$ 5.02
Expected Volatility				63.16%
Expected life after factoring	[2]			6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.34%
Series 66
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			16-Oct-20
Exercise Price				$ 4.78
Share price at acceptance date				$ 3.24
Expected Volatility				65.17%
Expected life after factoring	[2]			6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.27%
Series 67
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			10-Nov-20
Exercise Price				$ 3.84
Share price at acceptance date				$ 3.22
Expected Volatility				65.06%
Expected life after factoring	[2]			6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.30%
Series 68
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			24-Dec-20
Exercise Price				$ 3.60
Share price at acceptance date				$ 2.38
Expected Volatility				67.22%
Expected life after factoring	[2]			6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.35%
Series 69
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			24-Dec-20
Exercise Price				$ 3.60
Share price at acceptance date				$ 2.38
Expected Volatility				67.22%
Expected life after factoring	[2]			6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.35%
Series 71
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			29-Mar-21
Exercise Price				$ 2.67
Share price at acceptance date				$ 2.35
Expected Volatility				66.81%
Expected life after factoring	[2]			6 years 2 months 12 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.66%
Series 73
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date	[1]			30-Jun-21
Exercise Price				$ 0.00
Share price at acceptance date				$ 2.09
Expected Volatility				66.48%
Expected life after factoring	[2]			2 months 12 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.77%
Series 43b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					14-May-20
Exercise Price					$ 1.87
Share price at acceptance date					$ 3.55
Expected Volatility					60.39%
Expected life after factoring					4 years 6 months
Dividend Yield					0.00%
Risk Free Interest Rate					0.37%
Series 49
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					17-Sep-19
Exercise Price					$ 1.62
Share price at acceptance date					$ 1.93
Expected Volatility					54.10%
Expected life after factoring					6 years 1 month 6 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.89%
Series 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					15-Mar-20
Exercise Price					$ 1.47
Share price at acceptance date					$ 1.87
Expected Volatility					55.48%
Expected life after factoring					5 years 9 months 18 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.56%
Series 49a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					17-Dec-19
Exercise Price					$ 1.47
Share price at acceptance date					$ 1.93
Expected Volatility					53.65%
Expected life after factoring					5 years 10 months 24 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.82%
Series 49b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					27-Nov-19
Exercise Price					$ 1.47
Share price at acceptance date					$ 1.83
Expected Volatility					53.85%
Expected life after factoring					6 years 3 months 18 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.73%
Series 49c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					27-Nov-19
Exercise Price					$ 1.47
Share price at acceptance date					$ 1.83
Expected Volatility					53.85%
Expected life after factoring					6 years 3 months 18 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.73%
Series 50
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					13-Sep-19
Exercise Price					$ 1.47
Share price at acceptance date					$ 1.88
Expected Volatility					54.02%
Expected life after factoring					6 years 1 month 6 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.93%
Series 50a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					16-Sep-19
Exercise Price					$ 1.47
Share price at acceptance date					$ 2.03
Expected Volatility					54.21%
Expected life after factoring					6 years 1 month 6 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.95%
Series 51
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					28-Mar-20
Exercise Price					$ 1.47
Share price at acceptance date					$ 1.17
Expected Volatility					55.60%
Expected life after factoring					5 years 8 months 12 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.45%
Series 52
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					17-Dec-19
Exercise Price					$ 1.62
Share price at acceptance date					$ 1.93
Expected Volatility					53.65%
Expected life after factoring					6 years
Dividend Yield					0.00%
Risk Free Interest Rate					0.82%
Series 53
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					26-Mar-20
Exercise Price					$ 1.47
Share price at acceptance date					$ 1.17
Expected Volatility					58.30%
Expected life after factoring					5 years 9 months 18 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.47%
Series 54
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					28-Jan-20
Exercise Price					$ 1.98
Share price at acceptance date					$ 2.86
Expected Volatility					56.63%
Expected life after factoring					6 years 1 month 6 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.71%
Series 56
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					27-Nov-19
Exercise Price					$ 1.83
Share price at acceptance date					$ 1.83
Expected Volatility					53.80%
Expected life after factoring					6 years 3 months 18 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.73%
Series 57
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					25-Nov-19
Exercise Price					$ 1.80
Share price at acceptance date					$ 1.80
Expected Volatility					53.82%
Expected life after factoring					6 years 3 months 18 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.82%
Series 58
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					10-Apr-20
Exercise Price					$ 1.98
Share price at acceptance date					$ 1.97
Expected Volatility					57.65%
Expected life after factoring					5 years 10 months 24 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.45%
Series 59
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					24-May-20
Exercise Price					$ 3.38
Share price at acceptance date					$ 3.79
Expected Volatility					60.56%
Expected life after factoring					6 years
Dividend Yield					0.00%
Risk Free Interest Rate					0.40%
Series 60
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Valuation date					25-May-20
Exercise Price					$ 2.51
Share price at acceptance date					$ 3.79
Expected Volatility					60.56%
Expected life after factoring					6 years 2 months 12 days
Dividend Yield					0.00%
Risk Free Interest Rate					0.40%

[1]	Valuation date is the date at which the entity and the employee agree to a share-based payment arrangement, being when the entity and the employee have a shared understanding of the terms and conditions of the arrangement
[2]	Expected life after factoring likely early exercise